Other equity instrument investments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	¥ 664,946	¥ 779,218
Listed security [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	6,662	8,390
Unlisted securities [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	658,284	770,828
7.89% of Ganlong Double-track Railway Co., Ltd. [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	504,309	678,565
Others [member]
Other equity instrument investments [line items]
Equity securities designated at FVOCI (non-recycling)	¥ 153,975	¥ 92,263